Data Compare Summary (Total)
Run Date - 8/27/2025 12:23:34 PM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Street	0	993	0.00%	1,009
City	0	1,006	0.00%	1,009
State	0	1,009	0.00%	1,009
Zip	0	1,009	0.00%	1,009
Borrower First Name	0	986	0.00%	1,009
Borrower Last Name	0	999	0.00%	1,009
Borrower SSN	0	982	0.00%	1,009
Original Loan Amount	2	1,009	0.20%	1,009
Original Interest Rate	0	996	0.00%	1,009
Representative FICO	0	1,009	0.00%	1,009
Property Type	0	999	0.00%	1,009
Occupancy	0	993	0.00%	1,009
Purpose	0	1,006	0.00%	1,009
Refi Purpose	0	464	0.00%	1,009
Balloon Flag	0	982	0.00%	1,009
Original CLTV	5	1,007	0.50%	1,009
Original LTV	5	1,009	0.50%	1,009
Prepayment Penalty Period (months)	0	993	0.00%	1,009
Lender	0	982	0.00%	1,009
Product Description	0	982	0.00%	1,009
Has FTHB	0	982	0.00%	1,009
Investor: Qualifying Total Debt Ratio	0	984	0.00%	1,009
Escrow Account	10	995	1.01%	1,009
PITIA Reserves Months	0	982	0.00%	1,009
First Payment Date	0	12	0.00%	1,009
Original Term	0	25	0.00%	1,009
Maturity Date	2	12	16.67%	1,009
Lien Position	0	27	0.00%	1,009
Margin	0	2	0.00%	1,009
# of Units	0	24	0.00%	1,009
Contract Sales Price	1	21	4.76%	1,009
LTV Valuation Value	2	12	16.67%	1,009
MERS Min Number	0	2	0.00%	1,009
Note Date	1	8	12.50%	1,009
Appraised Value	1	16	6.25%	1,009
Subject Debt Service Coverage Ratio	7	19	36.84%	1,009
Amortization Term	0	5	0.00%	1,009
Original P&I	0	3	0.00%	1,009
Amortization Type	0	9	0.00%	1,009
Prepayment Penalty	0	3	0.00%	1,009
Appraisal Effective Date	0	3	0.00%	1,009
Interest Only	0	17	0.00%	1,009
Mortgage Type	0	4	0.00%	1,009
Prepayment Terms	0	8	0.00%	1,009
Borrower FTHB	0	2	0.00%	1,009
Total	36	23,592	0.15%	1,009